Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Accrued Expenses and Other Payables
35	ACCRUED EXPENSES AND OTHER PAYABLES

	As of	As of
	December 31, 2021	December 31, 2020
	Million	Million
Receipts-in-advance	85,292	73,345
Accrued salaries, wages and other benefits	5,463	6,100
Accrued expenses	106,216	93,725
Subscription funds received from issuance of RMB Shares (Note)	48,695	—
Other payables	28,843	27,782

	274,509	200,952

Note:
As of December 31, 2021, the Company’s RMB Share Issue was in progress, and shares subscription funds received (prior to the deduction of related issuance and professional expenses) amounting to RMB48,695 million.